CONSOLIDATED STATEMENTS OF LOSS AND COMPREHENSIVE LOSS - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Expenses
Consulting, management and professional fees	$ 1,125,384	$ 587,243	$ 1,131,874
Employee benefits	1,067,116	934,717	930,463
Office and sundry	410,461	161,693	190,962
Share-based payments	407,206	27,413	377,402
Travel and promotion	330,549	223,059	206,184
Depreciation	82,994	69,644	151,357
Interest and bank expenses	141,041	11,018	10,233
Interest on lease obligation	8,988	10,993	2,365
Write-off of receivable/ payables	(93,308)	288,274	0
Impairment of exploration and evaluation assets	0	18,937,830	0
Foreign exchange loss	28,186	26,476	108,094
Allowance for doubtful accounts	778,655	0	0
Loss before other items	(4,287,272)	(21,278,360)	(3,108,934)
Interest and other income	18,984	11,415	180,192
Gain on disposition of property, plant and equipment	109,091	0	0
Loss and comprehensive loss for year	$ (4,159,197)	$ (21,266,945)	$ (2,928,742)
Loss per share, basic	$ (0.03)	$ (0.14)	$ (0.02)
Loss per share, diluted	$ (0.03)	$ (0.14)	$ (0.02)
Weighted average number of shares - basic	154,175,458	151,460,462	143,673,147
Weighted average number of shares - diluted	154,175,458	151,460,462	143,673,147